Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31,	December 31,
	2015	2016
	US$	US$
Shaanxi Zhongmao	45,072,727	-
Ruihao Rongtong	10,816,284	-
Beijing Starry Sky Cinema Co., Ltd.	2,741,161	17,731,875

	58,630,172	17,731,875

	December 31,	December 31,
	2015	2016
	US$	US$
Shenzhen Pingjia Investment Management Co., Ltd.	-	66,229,724

	December 31,	December 31,
	2015	2016
	US$	US$
Advances to employees	350,919	620,462